Document and Entity Information	Sep. 20, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 20, 2021
Entity Registrant Name	NERDY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39595
Entity Tax Identification Number	98-1499860
Entity Address, Address Line One	101 S. Hanley Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	412-1227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001819404
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	NRDY WS
Security Exchange Name	NYSE